Prepayments and Other Short-term Assets - Summary of Prepayments and Other Short-term Assets (Parenthetical) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
Advance payment for raw material purchase		$ 432,672
Allowance for bad debts	$ (206,722)	$ (432,672)	$ 0
Reducing the allowance balance due to return of raw materials	$ 206,722